Schedule of trade and other receivables (Details) - GBP (£)	Jun. 30, 2023	Dec. 31, 2022
Trade And Other Receivables Due Within One Year
Other receivables	£ 1,164	£ 56,264
VAT owed to the Group	113,660	27,055
Prepaid clinical trial costs	307,519	307,519
Prepayments	188,365	528,618
Trade and other receivables	£ 610,708	£ 919,456